Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

27. Quarterly Results of Operations (Unaudited)

       The following is a summary of the quarterly results of operations, for the years ended December 31, 2013 and 2012:

	2013
(dollar amounts in thousands, except per share data)	Fourth	Third	Second	First

Interest income	$469,824	$462,912	$462,582	$465,319
Interest expense	39,175	38,060	37,645	41,149
Net interest income	430,649	424,852	424,937	424,170
Provision for credit losses	24,331	11,400	24,722	29,592
Noninterest income	249,892	253,767	251,919	256,618
Noninterest expense	446,009	423,336	445,865	442,793
Income before income taxes	210,201	243,883	206,269	208,403
Provision for income taxes	52,029	65,047	55,269	55,129
Net income	158,172	178,836	151,000	153,274
Dividends on preferred shares	7,965	7,967	7,967	7,970
Net income applicable to common shares	$150,207	$170,869	$143,033	$145,304

Net income per common share -- Basic	$0.18	$0.21	$0.17	$0.17
Net income per common share -- Diluted	0.18	0.20	0.17	0.17

	2012
(dollar amounts in thousands, except per share data)	Fourth	Third	Second	First

Interest income	$478,995	$483,787	$487,544	$479,937
Interest expense	44,940	53,489	58,582	62,728
Net interest income	434,055	430,298	428,962	417,209
Provision for credit losses	39,458	37,004	36,520	34,406
Noninterest income	299,499	262,916	256,738	287,168
Noninterest expense	470,628	458,303	444,269	462,676
Income before income taxes	223,468	197,907	204,911	207,295
Provision for income taxes	58,890	32,840	53,835	56,726
Net income	164,578	165,067	151,076	150,569
Dividends declared on preferred shares	7,973	7,983	7,984	8,049
Net income applicable to common shares	$156,605	$157,084	$143,092	$142,520

Net income per common share -- Basic	$0.18	$0.18	$0.17	$0.16
Net income per common share -- Diluted	0.18	0.18	0.16	0.16